Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Principles of Consolidation

  Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, and include the accounts of Diana Shipping Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (loss)

  Other Comprehensive Income / (loss): The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity.

Foreign Currency Translation

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Cash and Cash Equivalents

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

Accounts Receivable, Trade

  Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was established as of December 31, 2011 and 2010.

Inventories

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the cut- off date a vessel has been redelivered by its previous charterers and has not yet been delivered to the new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

Vessel Cost

  Vessel Cost: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Interest cost incurred during the assets' construction periods that theoretically could have been avoided if expenditure for the assets had not been made is also capitalized. The capitalization rate, applied on accumulated expenditures for the vessel, is based on interest rates applicable to outstanding borrowings of the period.

Prepaid/Deferred Charter Revenue

  Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as prepaid charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as deferred revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Impairment of Long-Lived Assets

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The guidance requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its assets based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

  The Company evaluates the carrying amounts (primarily for vessels and related deferred dry-dock and special survey costs) and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment.

  The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent 10 year average historical 1 year time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of brokerage commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3%.  Effective fleet utilization is assumed to 98% in the Company's exercise, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The Company concluded based on this exercise that step two of the impairment analysis was not required and no impairment of vessels existed at December 31, 2011 as the undiscounted projected cash flows exceeded their carrying value.

  No impairment loss was identified or recorded for 2011, 2010 and 2009, and the Company has not identified any other facts or circumstances that would require the write down of vessel values in the near future.

Assets held for sale

  Assets held for sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale in accordance with ASC 360-10-45-9 “Long-Lived Assets Classified as Held for Sale”, when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

Reporting of discontinued operations

  Reporting of discontinued operations: The current and prior year periods' results of operations and cash flows of assets (disposal groups) classified as held for sale are reported as discontinued operations when it is determined that their operations and cash flows will be eliminated from the ongoing operations of the Company as a result of their disposal, and that the Company will not have continuing involvement in the operation of these assets after their disposal.

Vessel Depreciation	Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Diana Containerships, consolidated in the financial statements for the year ended December 31, 2010 estimated the useful life of containerships to be 30 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.
Accounting for Dry-Docking Costs

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

Financing Costs

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the loan facilities not used at the balance sheet date, according to their availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

Property and equipment

  Property and equipment: The Company acquired in 2010 the land and building where its offices are located. Land is presented in its fair value on the date of acquisition and it is not subject to depreciation, but it is reviewed for impairment. As at December 31, 2011 and 2010, no impairment loss was identified or recorded and the Company has not identified any other facts or circumstances that would require the write down of the value of its land or building in the near future. The building which consists of office space, a warehouse and parking spaces has an estimated useful life of 55 years with no residual value and depreciation is calculated on a straight-line basis. Equipment consists of office furniture and equipment, computer software and hardware and vehicles. The useful life of the office furniture, equipment and vehicles is 5 years; and the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.

Concentration of Credit Risk

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Accounting for Revenues and Expenses

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements and are usually paid fifteen days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis. Deferred revenue also includes the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as the Company's revenues are earned.

Repairs and Maintenance

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

Earnings per Common Share

  Earnings per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Segmental Reporting

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the dry-bulk vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Variable Interest Entities

  Variable Interest Entities: ASC 810-10, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. Additionally, ASU 2009-17, Consolidations (Topic 810) “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity's purpose and design and the reporting entity's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance.  ASU 2009-17 also requires a reporting entity to provide additional disclosures about its involvement with variable interest entities and any significant changes in risk exposure due to that involvement.

  The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. As of December 31, 2011 and 2010, no such interests existed.

Fair Value Measurements

  Fair Value Measurements: ASC 820 “Fair Value Measurements and Disclosures”, provides guidance for using fair value to measure assets and liabilities. The guidance also responds to investors' requests for expanded information about the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. The guidance describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. The guidance clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the guidance establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Under the guidance, fair value measurements would be separately disclosed by level within the fair value hierarchy. Financial statements should include disclosures for transfers in and out of Level 1 and Level 2 fair value measurements and description for the reason for transfer, for inputs and valuation techniques for fair value measurements that fall in either Level 2 or Level 3 and for the level of disaggregation.

Share Based Payment

  Share Based Payment: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is re-measured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Derivatives

  Derivatives: The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, in May 2009, the Company entered into a five-year zero cost collar agreement with a floor at 1% and a cap at 7.8% of a notional amount of $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement is considered as an economic hedge agreement as it does not meet the criteria of hedge accounting; therefore, the change in its fair value is recognized in earnings (Note 17).

Equity Method Investments

  Equity method investments: Investments in common stock in entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method the Company records such an investment at cost, and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received reduce the carrying amount of the investment. When the Company's share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the entity.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurements, Amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and IFRS (Topic 820). The ASU is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework on how to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820's existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments are being made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. However, some could change how the fair value measurement guidance in ASC 820 is applied. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2011. Earlier application is not permitted. The provisions of ASU 2011-04 are not expected to have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income, Presentation of Comprehensive Income (Topic 220), which revises the manner in which entities present comprehensive income in their financial statements. Current U.S. GAAP allows reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This Update eliminates that option. In addition, current U.S. GAAP does not require consecutive presentation of the statement of net income and other comprehensive income. Finally, current U.S. GAAP does not require an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income, which is required by the guidance in this Update. These changes apply to both annual and interim financial statements. These improvements will help financial statement users better understand the causes of an entity's change in financial position and results of operations. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively and they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The amendments in this Update were adopted by the Company as of June 30, 2011 and accordingly statements of comprehensive income are presented in Company's consolidated financial statements as of December 31, 2011.